Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

Unlimited number of common shares and preferred shares, issuable in series, all without par value.

	Common shares	Amount
	#	$
Issued and outstanding
Balance – December 31, 2018	45,106,401	90,152
Issued for cash, net of issuance costs	5,404,855	26,957
Stock options exercised	105,196	353
Warrants exercised	14,423	82
Balance – December 31, 2019	50,630,875	117,544
Issued for cash, net of issuance costs	15,611,778	59,940
Stock options exercised	162,086	658
DSUs redeemed	76,920	184
Warrants exercised	611,888	3,029
Balance – December 31, 2020	67,093,547	181,355